PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Property, Plant and Equipment [Line Items]
Computer Equipment	$ 896	$ 896	$ 896
Property, Plant and Equipment, Gross	896	896	896
Less: Accumulated Depreciation	(315)	(270)	(90)
Property and Equipment, Net	$ 581	$ 626	$ 806
Property and Equipment, Estimated Useful Life	5 years	5 years